PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,111,537	12,175,155
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,454,047	84,390,429
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,111,537	12,175,155
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	84,454,047	84,390,429
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948